Fair Value Measurements (Details) - Schedule of fair values determined by level 3 inputs - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2023
Fair Value Measurements (Details) - Schedule of fair values determined by level 3 inputs [Line Items]
Original issue discount, convertible debt, Total		$ 1,842,000
Original issue discount, convertible debt			$ 12,189
Level 1 [Member]
Fair Value Measurements (Details) - Schedule of fair values determined by level 3 inputs [Line Items]
Original issue discount, convertible debt
Level 2 [Member]
Fair Value Measurements (Details) - Schedule of fair values determined by level 3 inputs [Line Items]
Original issue discount, convertible debt
Level 3 [Member]
Fair Value Measurements (Details) - Schedule of fair values determined by level 3 inputs [Line Items]
Original issue discount, convertible debt		$ 1,842,000	$ 12,189